Corporate and Group information - Summary of Subsidiaries (Detail)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Pharvaris Holdings Bv Member
Disclosure Of Significant Investments In Subsidiaries Line Items
Name	Pharvaris Holdings B.V.
Legal seat	Leiden
Country of incorporation	The Netherlands
% of equity interest	100.00%	100.00%
Pharvaris Netherlands Bv Member
Disclosure Of Significant Investments In Subsidiaries Line Items
Name	Pharvaris Netherlands B.V.
Legal seat	Leiden
Country of incorporation	The Netherlands
% of equity interest	100.00%	100.00%
Pharvaris GmbH Member
Disclosure Of Significant Investments In Subsidiaries Line Items
Name	Pharvaris GmbH
Legal seat	Zug
Country of incorporation	Switzerland
% of equity interest	100.00%	100.00%
Pharvaris Inc Member
Disclosure Of Significant Investments In Subsidiaries Line Items
Name	Pharvaris, Inc.
Legal seat	Delaware
Country of incorporation	United States of America
% of equity interest	100.00%	100.00%